Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Consolidated Balance Sheets
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	8,800,000	7,000,000
Common stock, shares outstanding	8,800,000	7,000,000